UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          02/13/02
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:          390,962
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Abgenix, Inc                      Common Stock   00339B107    9,554  284,000  SH       sole                284,000
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Advanced Neuromodulation Sys      Common Stock   00757T101   27,143  770,000  SH       sole                770,000
------------------------------------------------------------------------------------------------------------------------------------
Andrx Group                       Common Stock   034553107    5,985   85,000  SH       sole                 85,000
------------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution Inc   Common Stock   03823E108   10,263  833,500  SH       sole                833,500
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102    3,008  250,000  SH       sole                250,000
------------------------------------------------------------------------------------------------------------------------------------
Biovail Corp                      Common Stock   09067J109    7,313  130,000  SH       sole                130,000
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   27,815  368,000  SH       sole                368,000
------------------------------------------------------------------------------------------------------------------------------------
Cima Labs Inc                     Common Stock   171796105    9,833  272,000  SH       sole                272,000
------------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101    1,038  185,000  SH       sole                185,000
------------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108   30,853  584,200  SH       sole                584,200
------------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101   11,653  815,500  SH       sole                815,500
------------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105    8,105  790,000  SH       sole                790,000
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   20,968  386,500  SH       sole                386,500
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103   14,984  228,000  SH       sole                228,000
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108    2,866   85,000  SH       sole                 85,000
------------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals Inc           Common Stock   448924100   10,385  310,000  SH       sole                310,000
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105    4,170   60,500  SH       sole                 60,500
------------------------------------------------------------------------------------------------------------------------------------
Imclone Systems                   Common Stock   45245W9MK      272      300  SH PUT   sole                    300
------------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                  Common Stock   452907108   13,493  666,000  SH       sole                666,000
------------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories Inc            Common Stock   45256B101    9,273  690,000  SH       sole                690,000
------------------------------------------------------------------------------------------------------------------------------------
Incara Pharmaceuticals Corp       Common Stock   45324E103      778  617,200  SH       sole                617,200
------------------------------------------------------------------------------------------------------------------------------------
Incyte Genomics Inc               Common Stock   45337C102    8,777  451,500  SH       sole                451,500
------------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                     Common Stock   45884X103   17,487  355,000  SH       sole                355,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104    2,115   35,790  SH       sole                 35,790
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Lilly Eli & Co                    Common Stock   532457108    1,414   18,000  SH       sole                 18,000
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101    8,315  463,000  SH       sole                463,000
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102      260    5,600  SH       sole                  5,600
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Medtronic Inc                     Common Stock   585055106      499    9,751  SH       sole                  9,751
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Microsoft Corp                    Common Stock   594918104      212    3,200  SH       sole                  3,200
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Myriad Genetics Inc               Common Stock   62855J104   12,792  243,000  SH       sole                243,000
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103   33,413  730,500  SH       sole                730,500
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Regeneron Pharmaceuticals         Common Stock   75886F107    6,054  215,000  SH       sole                215,000
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Schering Plough Corp              Common Stock   806605101   21,593  603,000  SH       sole                603,000
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Sepracor Inc                      Common Stock   817315104   31,954  560,000  SH       sole                560,000
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Serono S A                        Sponsored ADR  81752M101    4,882  220,000  SH       sole                220,000
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Transkaryotic Therapies Inc       Common Stock   893735100    6,206  145,000  SH       sole                145,000
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Visible Genetics Inc              Common Stock   92829S104    3,228  289,500  SH       sole                289,500
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Xoma Ltd                          ORD            G9825R107    2,009  204,000  SH       sole                204,000
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